Lease liabilities	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Lease liabilities
32. Lease liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2022	2021
At January 1,	438,052	407,687
Interest expense	9,882	9,351
Repayment of lease liabilities (including interest expense)	(124,321)	(109,962)
IFRS 16 lease amendment: lease renegotiation	(7,194)	(12,416)
Additions due to new leases and store renewals	140,875	150,648
Decrease of lease liabilities due to store closures	(21,726)	(16,485)
Disposition	—	(11,508)
Translation differences	7,939	20,737
At December 31,	443,507	438,052
Of which:
Non-current	332,050	331,409
Current	111,457	106,643

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2022	443,507	111,457	91,081	62,502	46,528	131,939
2021	438,052	106,643	92,344	65,610	38,898	134,557
See Note 38 — Qualitative and quantitative information on financial risks—Liquidity risks for information relating to the contractual cash flows of the Group’s lease agreements.